Other Non-Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Other Non-Current Liabilities

	SA Rand
Figures in million	2021	2020
Sibanye Beatrix ground swap royalty[1]	19	15
Lease liability - non-current[2]	154	81
Provision for Harmony Education Benefit Fund	5	5
Total non-current liabilities	178	101
[1]The increase is mainly due to the estimated gold allocation increasing from 1 862 kg to 2 068 kg based on approved life-of-mine plans.
[2]Refer to note 28 for an analysis of the lease liability.